SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Prospectus
dated April 30, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Portfolio” in the Portfolio Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)

Management fees	0.69%
Other expenses	0.20%
Total annual fund operating expenses	0.89%

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Portfolio – Example” in the Portfolio Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096